Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000223246
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SouthernSun Small Cap Fund, Class N Shares
C000223247
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SouthernSun Small Cap Fund, Class I Shares
C000223248
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SouthernSun U.S. Equity Fund, Class N Shares
C000223249
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SouthernSun U.S. Equity Fund, Class I Shares
Without Sales Load [Member] | C000223246
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.89%)	14.38%	9.41%
Without Sales Load [Member] | C000223247
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.65%)	14.67%	9.68%
Without Sales Load [Member] | C000223248
Average Annual Return [Line Items]
Average Annual Return, Percent		0.67%	14.82%	8.68%
Without Sales Load [Member] | C000223249
Average Annual Return [Line Items]
Average Annual Return, Percent		0.95%	15.11%	8.95%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		17.41%	15.74%	14.71%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		17.41%	15.74%	14.71%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		17.41%	15.74%	14.71%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		17.41%	15.74%	14.71%
Russell 2000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 2000 Index (USD) (TR)
Average Annual Return, Percent		10.76%	11.56%	9.77%
Russell 2000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 2000 Index (USD) (TR)
Average Annual Return, Percent		10.76%	11.56%	9.77%
Russell 2500 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index (USD)
Average Annual Return, Percent		10.16%	12.09%	10.52%
Russell 2500 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index (USD)
Average Annual Return, Percent		10.16%	12.09%	10.52%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.